Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.8%
Issuer	Shares	Value ($)
Consumer Discretionary 7.6%
Internet & Direct Marketing Retail 0.9%
Expedia Group, Inc.	33,793	1,901,532
Multiline Retail 3.3%
Dollar Tree, Inc.(a)	97,370	7,153,774
Specialty Retail 1.4%
O’Reilly Automotive, Inc.(a)	10,000	3,010,500
Textiles, Apparel & Luxury Goods 2.0%
Ralph Lauren Corp.	64,958	4,341,143
Total Consumer Discretionary		16,406,949
Consumer Staples 6.4%
Food & Staples Retailing 3.9%
Kroger Co. (The)	219,345	6,606,672
U.S. Foods Holding Corp.(a)	98,830	1,750,279
Total		8,356,951
Food Products 2.5%
Tyson Foods, Inc., Class A	95,300	5,515,011
Total Consumer Staples		13,871,962
Energy 2.7%
Energy Equipment & Services 0.6%
TechnipFMC PLC	184,415	1,242,957
Oil, Gas & Consumable Fuels 2.1%
Marathon Petroleum Corp.	82,425	1,946,878
Noble Energy, Inc.	234,653	1,417,304
WPX Energy, Inc.(a)	383,835	1,170,697
Total		4,534,879
Total Energy		5,777,836
Financials 15.5%
Banks 5.3%
Popular, Inc.	125,985	4,409,475
Regions Financial Corp.	492,205	4,415,079
SVB Financial Group(a)	16,550	2,500,374
Total		11,324,928
Capital Markets 2.6%
Northern Trust Corp.	75,225	5,676,478
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 2.6%
Voya Financial, Inc.	137,625	5,580,694
Insurance 5.0%
Hanover Insurance Group, Inc. (The)	53,000	4,800,740
Lincoln National Corp.	82,812	2,179,612
Reinsurance Group of America, Inc.	46,500	3,912,510
Total		10,892,862
Total Financials		33,474,962
Health Care 9.6%
Health Care Equipment & Supplies 2.5%
Zimmer Biomet Holdings, Inc.	53,013	5,358,554
Health Care Providers & Services 4.3%
Centene Corp.(a)	84,360	5,011,828
Quest Diagnostics, Inc.	53,235	4,274,770
Total		9,286,598
Life Sciences Tools & Services 2.8%
Agilent Technologies, Inc.	84,680	6,064,782
Total Health Care		20,709,934
Industrials 13.1%
Aerospace & Defense 3.2%
L3 Harris Technologies, Inc.	39,037	7,031,344
Building Products 2.3%
Trane Technologies PLC	61,242	5,057,977
Electrical Equipment 3.0%
AMETEK, Inc.	89,390	6,437,868
Machinery 2.1%
Ingersoll Rand, Inc.(a)	179,039	4,440,167
Road & Rail 2.5%
Norfolk Southern Corp.	37,315	5,447,990
Total Industrials		28,415,346
Information Technology 9.7%
Communications Equipment 2.3%
Motorola Solutions, Inc.	38,025	5,054,283
Electronic Equipment, Instruments & Components 1.9%
Corning, Inc.	200,000	4,108,000
Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.5%
DXC Technology Co.	73,390	957,740
Semiconductors & Semiconductor Equipment 5.0%
Marvell Technology Group Ltd.	197,600	4,471,688
ON Semiconductor Corp.(a)	195,000	2,425,800
Teradyne, Inc.	71,200	3,856,904
Total		10,754,392
Total Information Technology		20,874,415
Materials 6.7%
Chemicals 4.9%
Eastman Chemical Co.	69,000	3,214,020
FMC Corp.	90,840	7,420,720
Total		10,634,740
Metals & Mining 1.8%
Freeport-McMoRan, Inc.	562,700	3,798,225
Total Materials		14,432,965
Real Estate 8.6%
Equity Real Estate Investment Trusts (REITS) 8.6%
First Industrial Realty Trust, Inc.	183,000	6,081,090
Gaming and Leisure Properties, Inc.	143,975	3,989,547
SL Green Realty Corp.	88,250	3,803,575
Welltower, Inc.	105,680	4,838,031
Total		18,712,243
Total Real Estate		18,712,243
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 15.9%
Electric Utilities 5.4%
Edison International	103,870	5,691,037
Pinnacle West Capital Corp.	78,430	5,944,210
Total		11,635,247
Independent Power and Renewable Electricity Producers 2.8%
AES Corp. (The)	448,200	6,095,520
Multi-Utilities 7.7%
Ameren Corp.	103,775	7,557,933
CMS Energy Corp.	152,875	8,981,406
Total		16,539,339
Total Utilities		34,270,106
Total Common Stocks (Cost $271,466,025)		206,946,718

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	8,577,571	8,573,282
Total Money Market Funds (Cost $8,578,251)		8,573,282
Total Investments in Securities (Cost: $280,044,276)		215,520,000
Other Assets & Liabilities, Net		414,204
Net Assets		215,934,204

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	5,993,836	12,406,724	(9,822,989)	8,577,571	1,193	(4,840)	26,463	8,573,282
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2020